Short-term Investments	12 Months Ended
Dec. 31, 2019
Short Term Investment [Abstract]
Short-term investments
5.	Short-term investments

Short-term investments primarily comprise of the time deposits with original maturities between three months and one year. For the years ended December 31, 2017, 2018 and 2019, the Group recorded the interest income of nil, $2,359 and $7,778 from the short-term investments in the consolidated statements of operations, respectively.